As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

(312) 669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 75.9% (a)	Value

	Air Transport - 1.2%
276,000	Air Methods Corporation *	$5,346,120
223,740	World Air Holdings, Inc. *	1,959,962
		7,306,082

	Biotechnology - 1.4%
206,000	Stratagene Corp.	2,101,200
363,000	ThermoGenesis Corp. *	1,499,190
368,551	Trinity Biotech PLC - ADR *	3,169,907
501,000	Zila, Inc. *	1,748,490
		8,518,787

	Building Materials - 0.6%
325,000	Comfort Systems USA, Inc.	3,415,750

	Business Services - 6.2%
631,700	@Road, Inc. *	3,291,157
250,000	24/7 Real Media, Inc. *	2,260,000
254,400	Barrett Business Services, Inc. *	6,792,480
307,589	BB Holdings Ltd.	2,036,239
140,000	Click Commerce, Inc. *	4,165,000
45,000	Corillian Corporation *	141,750
45,000	Exponent, Inc. *	1,377,450
33,500	Forrester Research, Inc. *	683,065
297,200	RCM Technologies, Inc. *	1,699,984
229,700	Rentrak Corporation *	2,568,046
90,000	Team, Inc. *	2,718,000
126,500	TechTeam Global, Inc. *	1,299,155
351,300	Tier Technologies, Inc. *	2,606,646
70,000	World Fuel Services Corporation	2,412,200
1,223,030	Zomax Incorporated *	2,433,830
		36,485,002

	Chemicals & Related Products - 1.0%
303,000	Aceto Corporation	2,181,600
223,300	Penford Corporation	3,485,713
		5,667,313

	Computers & Electronics - 3.4%
133,400	COMARCO, Inc. *	1,580,123
700,000	InFocus Corporation *	2,730,000
75,300	Metrologic Instruments, Inc. *	1,611,420
73,800	NovAtel, Inc. *	2,462,706
271,000	Overland Storage, Inc. *	2,371,250
65,850	PAR Technology Corp. *	1,430,921
200,000	PC-Tel, Inc. *	1,906,000
177,350	Rimage Corp. *	5,802,892
		19,895,312

	Consumer Products - Distributing - 0.6%
315,600	Collegiate Pacific, Inc.	3,234,900

	Consumer Products - Manufacturing - 7.9%
298,500	Ashworth, Inc. *	2,537,250
11,000	Coachmen Industries, Inc.	139,040
125,700	Emak Worldwide Inc. *	1,043,310
615,400	Emerson Radio Corp. *	1,895,432
150,000	Hartmarx Corporation *	1,278,000
261,500	Hauppauge Digital, Inc. *	1,223,820
103,150	Hooker Furniture Corporation	1,549,313
180,824	Kimball International, Inc. - Class B	2,542,385
157,148	Lifetime Brands, Inc.	3,433,684
112,000	Matrixx Initiatives, Inc. *	2,780,960
65,000	Measurement Specialties, Inc. *	1,677,000
45,000	The Middleby Corporation *	4,252,500
165,600	Monaco Coach Corporation	2,242,224
40,000	Noble International, Ltd.	844,400
125,000	Perry Ellis International, Inc. *	2,538,750
345,200	Phoenix Footwear Group, Inc. *	1,822,656
60,500	Q.E.P. Co., Inc. *	642,510
32,500	RC2 Corporation *	1,133,275
94,000	Stanley Furniture Company, Inc.	2,531,420
118,600	Tandy Brands Accessories, Inc.	1,255,974
81,555	Twin Disc, Incorporated	4,652,713
283,000	Universal Electronics, Inc. *	5,079,850
		47,096,466

	Consumer Services - 1.2%
201,000	LESCO, Inc. *	2,870,280
306,900	Penn Treaty American Corporation *	3,311,451
180,000	Stewart Enterprises, Inc. - Class A	997,200
		7,178,931

	Energy & Related Services - 4.7%
1,462,000	Electric City Corp. *	1,535,100
75,000	GulfMark Offshore, Inc. *	2,457,000
160,000	Layne Christensen Company *	4,824,000
162,400	Michael Baker Corporation *	4,352,320
115,000	Mitcham Industries, Inc. *	2,937,100
848,500	Newpark Resources, Inc. *	7,712,865
100,000	OMI Corporation	1,756,000
100,000	Willbros Group, Inc. *	2,050,000
		27,624,385

	Environmental Services - 2.2%
254,600	American Ecology Corporation	4,414,764
765,000	Darling International Inc. *	3,419,550
138,600	Duratek, Inc. *	2,457,378
364,200	Synagro Technologies, Inc.	1,609,764
304,200	Versar, Inc. *	1,043,406
		12,944,862

	Financial Services - 2.0%
140,000	EZCORP, Inc. - Class A *	2,868,600
231,419	Nicholas Financial, Inc.	2,853,396
105,000	QC Holdings, Inc. *	1,265,250
154,500	Sanders Morris Harris Group, Inc.	2,504,445
143,500	U.S. Global Investors, Inc. - Class A *	2,583,000
		12,074,691

	Food - 1.1%
145,000	John B. Sanfilippo & Son, Inc. *	1,903,850
270,250	Landec Corporation *	1,745,815
381,800	Poore Brothers, Inc. *	1,049,950
262,000	SunOpta, Inc. *	1,886,400
		6,586,015

	Leisure - 1.5%
409,700	Century Casinos, Inc. *	3,761,046
99,100	Monarch Casino & Resort, Inc. *	2,678,673
15,300	Steinway Musical Instruments, Inc. *	450,432
500,000	Youbet.com, Inc. *	2,225,000
		9,115,151

	Medical Supplies & Services - 5.3%
209,804	Allied Healthcare Products, Inc. *	1,172,804
268,300	BioScrip, Inc. *	2,065,910
386,500	CardioTech International, Inc. *	1,383,670
131,042	Horizon Health Corporation *	3,051,968
215,831	Medical Action Industries, Inc. *	4,856,197
214,900	Microtek Medical Holdings, Inc. *	771,491
94,446	National Dentex Corporation *	2,136,369
280,000	Natus Medical, Inc. *	5,289,200
238,950	Option Care, Inc.	3,299,900
852,200	PainCare Holdings, Inc. *	3,144,618
100,100	Phase Forward, Inc. *	931,931
97,700	Psychemedics Corporation	1,426,420
116,000	ZEVEX International, Inc. *	1,810,760
		31,341,238

	Military Equipment - 0.2%
47,100	The Allied Defense Group, Inc. *	1,078,590

	Minerals & Resources - 2.8%
163,100	AM Castle & Co. *	4,917,465
57,000	Century Aluminum Company *	1,942,560
146,200	Desert Sun Mining Corp. *	641,818
110,300	Fronteer Development Group Inc. *	437,891
78,000	Metal Management, Inc.	2,178,540
900,000	Northern Orion Resources Inc. *	3,627,000
140,000	NovaGold Resources, Inc. *	1,716,400
209,900	Vista Gold Corp. *	1,169,143
		16,630,817

	Oil & Gas - 5.7%
150,000	Allis-Chalmers Energy Inc. *	2,730,000
186,600	Brigham Exploration Company *	2,300,778
120,000	Carrizo Oil & Gas, Inc. *	3,463,200
129,300	CE Franklin Ltd. *	2,203,272
77,500	Dawson Geophysical Co. *	2,499,375
40,000	The Exploration Company of Delaware *	410,400
504,300	Gasco Energy, Inc. *	3,580,530
54,000	Giant Industries, Inc. *	3,774,060
224,300	NATCO Group, Inc. - Class A *	6,486,756
216,500	TransGlobe Energy Corporation *	1,324,980
790,000	VAALCO Energy, Inc. *	4,819,000
		33,592,351

	Real Estate - 0.5%
222,771	Monmouth Real Estate Investment Corporation - Class A	1,828,950
24,200	Tejon Ranch Co. *	1,026,564
		2,855,514

	Retail - 2.1%
60,000	A.C. Moore Arts & Crafts, Inc. *	910,200
455,282	DrugMax, Inc. *	487,152
96,100	Factory Card & Party Outlet Corp. *	767,839
135,000	MarineMax, Inc. *	4,248,450
48,000	Monro Muffler Brake, Inc.	1,630,560
204,495	PC Mall, Inc. *	1,136,992
93,797	Rush Enterprises, Inc. - Class A *	1,585,169
93,318	Rush Enterprises, Inc. - Class B *	1,474,424
		12,240,786

	Retail - Auto Parts - 1.7%
151,200	Keystone Automotive Industries, Inc. *	5,751,648
85,000	LoJack Corp. *	2,089,300
122,200	Midas, Inc. *	2,334,020
		10,174,968

	Semiconductor & Related Products - 1.7%
270,200	Actel Corporation *	4,101,636
26,000	California Micro Devices Corporation *	173,680
472,800	Catalyst Semiconductor, Inc. *	2,354,544
649,987	FSI International, Inc. *	3,600,928
		10,230,788

	Software - 4.3%
321,300	Aladdin Knowledge Systems *	5,558,490
313,000	American Software, Inc. - Class A	2,169,090
431,514	Captaris Inc. *	1,669,959
481,800	iPass, Inc. *	3,753,222
230,000	MapInfo Corporation *	3,249,900
196,710	Moldflow Corporation *	2,645,750
134,100	MRO Software, Inc. *	2,057,094
360,000	Packeteer, Inc. *	4,658,400
		25,761,905

	Specialty Manufacturing - 7.2%
178,700	Aaon, Inc. *	3,431,040
177,400	AEP Industries, Inc. *	4,612,400
41,000	Ameron International Corporation	2,209,900
201,000	Apogee Enterprises, Inc.	3,710,460
313,900	China Yuchai International Limited	2,526,895
598,800	Flanders Corporation *	6,706,560
308,900	Imax Corporation *	2,505,179
6,000	Insteel Industries, Inc.	164,400
151,910	Integral Systems, Inc.	3,296,447
238,350	Modtech Holdings, Inc. *	1,897,266
63,291	Northwest Pipe Company *	1,808,224
157,000	Olympic Steel, Inc. *	4,840,310
54,500	Printronix, Inc.	815,320
189,500	RF Monolithics, Inc. *	1,089,625
315,000	Spartan Motors, Inc.	3,345,300
		42,959,326

	Telecommunications - 5.9%
315,000	Digi International, Inc. *	3,568,950
334,600	EFJ, Inc. *	3,757,558
313,000	Gilat Satellite Networks Ltd. *	1,780,970
312,200	Globecomm Systems Inc. *	2,372,720
350,000	Harmonic, Inc. *	1,932,000
368,100	Intervoice, Inc. *	3,128,850
793,700	The Management Network Group, Inc. *	2,214,423
21,494	Preformed Line Products Company	932,625
220,500	RADVision Ltd. *	3,999,870
220,700	Radyne ComStream, Inc. *	3,030,211
850,000	Stratex Networks, Inc. *	3,527,500
542,085	TeleCommunication Systems, Inc. - Class A *	1,105,853
332,200	WatchGuard Technologies, Inc. *	1,345,410
534,000	Westell Technologies, Inc. - Class A *	2,376,300
		35,073,240

	Transportation - 3.2%
159,000	Dynamex, Inc. *	3,256,320
1,115,000	Grupo TMM S.A. - ADR - Class A *	5,396,600
265,000	StealthGas, Inc.	3,445,000
157,500	USA Truck, Inc. *	4,235,175
139,070	Vitran Corporation, Inc. *	2,684,051
		19,017,146

	Other Investments - 0.3%	2,006,510

	TOTAL COMMON STOCKS (Cost $333,794,775)	$450,106,826

	WARRANTS - 0.0% (a)
22,267	Tengasco Inc Warrants, Expiring 9/12/2008	$8,016
	TOTAL WARRANTS (Cost $0)	$8,016

Principal
Amount	SHORT TERM INVESTMENTS - 24.0% (a)	Value
	Commercial Paper - 22.8%
	Automotive - 6.2%
15,000,000	Daimler Chrysler Holding, 4.495%, 02/13/06	$14,978,000
10,000,000	Daimler Chrysler, 3.806%, 03/20/06	9,951,694
12,000,000	Toyota Motor Credit Corp., 4.342%, 05/03/06	11,871,083
		36,800,777
	Financial - 16.6%
10,000,000	General Electric Capital, 4.319%, 02/27/2006	9,973,278
15,213,000	General Electric Capital, 0.000%, 03/17/2006	15,134,907
15,000,000	General Electric Capital, 4.423%, 04/13/2006	14,872,792
5,160,000	General Electric Capital, 4.283%, 07/11/2006	5,064,827
15,490,000	Prudential Funding Corp., 4.387%, 08/07/2006	15,150,450
10,000,000	Prudential Funding Corp., 3.978%, 04/05/2006	9,931,750
28,600,000	Prudential Funding Corp., 4.400%, 02/01/2006	28,600,000
		98,728,004

	TOTAL COMMERCIAL PAPER	135,528,781

	Variable Rate Demand Notes - 1.2% #
3,457,830	American Family Demand Note, 4.217%	3,457,830
3,907,277	Wisconsin Corporate Central Credit Union Demand Note, 4.204%	3,907,277
		7,365,107

	TOTAL SHORT TERM INVESTMENTS (Cost $142,893,888)	$142,893,888

	TOTAL INVESTMENTS (Cost $476,688,663) - 99.9%	$593,008,730

(a)	Percentages for various classifications relate to total net assets.
*	Non-income producing security.
ADR	American Depository Receipt.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments            $476,688,663
Gross unrealized appreciation           130,256,941
Gross unrealized depreciation         (13,936,874)
Net unrealized appreciation                     $116,320,067

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                 Michael J. Corbett, President

Date                            3/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
                                                    Michael J. Corbett, President

Date                                   3/22/06

By (Signature and Title)*  /s/ Michael J. Corbett
                                                    Michael J. Corbett, Treasurer

Date                                    3/22/06

* Print the name and title of each signing officer under his or her signature.